Summary relevant financial information by operating segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 1,500	$ 2,057
Cost of sales	(1,057)	(1,153)
Gross profit	443	904
Research and development	(1,134)	(1,062)
Income from operations before SG&A and other income (expenses)	(691)	(158)
Selling, general & administrative	(2,926)	(1,656)
Loss from operations	(3,617)	(1,814)
Net other income	(38)	1
Loss before income taxes	(3,655)	(1,813)
Active ingredient [member]
IfrsStatementLineItems [Line Items]
Revenue	1,387	2,057
Cost of sales	(1,018)	(1,153)
Gross profit	369	904
Research and development	(497)	(1,062)
Income from operations before SG&A and other income (expenses)	(128)	(158)
Pharmaceutical [member]
IfrsStatementLineItems [Line Items]
Revenue	113
Cost of sales	(39)
Gross profit	74
Research and development	(637)
Income from operations before SG&A and other income (expenses)	$ (563)